Expense Example {- Fidelity Advisor® Financial Services Fund} - 07.31 Fidelity Advisor Focus Funds AMCIZ Combo PRO-26 - Fidelity Advisor® Financial Services Fund	Sep. 29, 2020 USD ($)
Fidelity Advisor Financial Services Fund-Class A
Expense Example:
1 year	$ 680
3 years	902
5 years	1,141
10 years	1,827
Fidelity Advisor Financial Services Fund-Class M
Expense Example:
1 year	483
3 years	763
5 years	1,063
10 years	1,917
Fidelity Advisor Financial Services Fund-Class C
Expense Example:
1 year	287
3 years	579
5 years	995
10 years	2,159
Fidelity Advisor Financial Services Fund- Class I
Expense Example:
1 year	82
3 years	255
5 years	444
10 years	990
Class Z
Expense Example:
1 year	68
3 years	214
5 years	373
10 years	$ 835